Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

May 31, 2020

ZCD-QTLY-0720
1.9881604.103

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$100,956
4.1% 2/15/28	16,000	17,862
4.45% 4/1/24	3,000	3,317
4.5% 3/9/48	150,000	170,739
5.15% 11/15/46	50,000	61,010
6.2% 3/15/40	40,000	53,156
6.3% 1/15/38	50,000	67,282
Verizon Communications, Inc.:
3% 3/22/27	13,000	14,159
3.15% 3/22/30	21,000	23,278
4% 3/22/50	22,000	27,019
4.862% 8/21/46	57,000	76,474
5.012% 4/15/49	37,000	51,307
5.5% 3/16/47	11,000	16,201
		682,760
Entertainment - 0.4%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	13,551
5.95% 4/1/41	8,000	11,540
The Walt Disney Co.:
3.8% 3/22/30	100,000	116,413
4.7% 3/23/50	74,000	95,524
		237,028
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	51,511
5.375% 5/1/47	55,000	65,104
5.75% 4/1/48	100,000	123,140
Comcast Corp.:
3.1% 4/1/25	6,000	6,557
3.3% 4/1/27	16,000	17,755
3.4% 4/1/30	17,000	19,167
3.75% 4/1/40	6,000	6,876
3.9% 3/1/38	6,000	6,993
4.6% 8/15/45	15,000	18,973
4.65% 7/15/42	14,000	17,740
6.45% 3/15/37	15,000	21,901
Discovery Communications LLC:
3.625% 5/15/30	30,000	31,695
4.65% 5/15/50	81,000	86,107
Fox Corp.:
3.666% 1/25/22	4,000	4,171
4.03% 1/25/24	6,000	6,596
4.709% 1/25/29	9,000	10,521
5.476% 1/25/39	9,000	11,542
5.576% 1/25/49	6,000	7,946
Time Warner Cable, Inc.:
4% 9/1/21	80,000	81,995
5.875% 11/15/40	100,000	122,765
7.3% 7/1/38	120,000	160,009
		879,064
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	60,000	64,871
3.875% 4/15/30 (a)	100,000	108,408
4.375% 4/15/40 (a)	13,000	14,333
4.5% 4/15/50 (a)	26,000	29,233
		216,845

TOTAL COMMUNICATION SERVICES		2,015,697

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	201,155
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	203,512
3.125% 5/12/23 (a)	200,000	205,379
		610,046
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	6,000	6,628
3.5% 7/1/27	17,000	19,005
3.6% 7/1/30	20,000	22,632
4.2% 4/1/50	10,000	11,830
		60,095
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,367
3% 11/19/24	34,000	34,659
		50,026
Multiline Retail - 0.0%
Target Corp.:
2.25% 4/15/25	17,000	18,119
2.65% 9/15/30	15,000	16,312
		34,431
Specialty Retail - 0.9%
AutoNation, Inc. 4.75% 6/1/30	7,000	7,288
AutoZone, Inc.:
3.625% 4/15/25	12,000	13,179
4% 4/15/30	55,000	61,909
Lowe's Companies, Inc.:
4% 4/15/25	16,000	18,087
4.5% 4/15/30	39,000	46,916
5% 4/15/40	25,000	31,912
5.125% 4/15/50	30,000	40,384
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	13,542
The Home Depot, Inc.:
2.5% 4/15/27	8,000	8,712
2.7% 4/15/30	27,000	29,469
3.3% 4/15/40	34,000	37,973
3.35% 4/15/50	26,000	29,385
TJX Companies, Inc.:
3.5% 4/15/25	19,000	21,228
3.75% 4/15/27	44,000	49,926
3.875% 4/15/30	85,000	99,827
4.5% 4/15/50	35,000	44,362
		554,099
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	7,000	7,509
2.75% 3/27/27	16,000	17,494
2.85% 3/27/30	29,000	32,224
3.25% 3/27/40	25,000	27,882
3.375% 3/27/50	20,000	23,123
		108,232

TOTAL CONSUMER DISCRETIONARY		1,416,929

CONSUMER STAPLES - 3.0%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	142,719
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	109,741
4.35% 6/1/40	35,000	39,073
4.5% 6/1/50	100,000	111,754
4.6% 6/1/60	38,000	42,934
4.75% 4/15/58	27,000	30,751
5.45% 1/23/39	20,000	24,579
5.55% 1/23/49	204,000	255,777
5.8% 1/23/59 (Reg. S)	34,000	44,756
PepsiCo, Inc. 3.5% 3/19/40	23,000	27,517
The Coca-Cola Co.:
3.375% 3/25/27	63,000	71,973
3.45% 3/25/30	35,000	40,611
4.125% 3/25/40	20,000	24,845
4.2% 3/25/50	28,000	36,184
		1,003,214
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	28,000	31,891
5.95% 4/1/30	30,000	36,075
6.6% 4/1/40	30,000	37,600
6.6% 4/1/50	30,000	38,737
		144,303
Food Products - 0.2%
Archer Daniels Midland Co.:
2.75% 3/27/25	10,000	10,779
3.25% 3/27/30	17,000	19,215
Conagra Brands, Inc. 3.8% 10/22/21	8,000	8,314
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	76,125
		114,433
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	4,000	4,568
Procter & Gamble Co.:
2.8% 3/25/27	8,000	8,875
3% 3/25/30	20,000	22,918
3.55% 3/25/40	15,000	18,098
3.6% 3/25/50	14,000	17,577
		72,036
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	30,000	29,496
4.25% 8/9/42	27,000	27,584
4.5% 5/2/43	80,000	84,757
4.8% 2/14/29	216,000	247,382
BAT Capital Corp. 4.906% 4/2/30	100,000	114,656
Reynolds American, Inc. 7.25% 6/15/37	75,000	96,806
		600,681

TOTAL CONSUMER STAPLES		1,934,667

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	23,956
8.125% 9/15/30	26,000	23,672
Amerada Hess Corp. 7.125% 3/15/33	100,000	108,715
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	26,364
5.85% 2/1/35	25,000	26,926
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	21,782
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,052
5.8% 6/1/45	10,000	12,228
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	105,000	65,888
DCP Midstream Operating LP 3.875% 3/15/23	20,000	18,900
Enbridge, Inc.:
4% 10/1/23	20,000	21,547
4.25% 12/1/26	25,000	27,664
Encana Corp.:
5.15% 11/15/41	148,000	89,878
6.625% 8/15/37	15,000	11,400
Energy Transfer Partners LP:
3.75% 5/15/30	22,000	21,688
4.2% 9/15/23	6,000	6,238
4.25% 3/15/23	7,000	7,259
4.95% 6/15/28	172,000	181,193
5% 5/15/50	49,000	46,948
5.8% 6/15/38	12,000	12,376
6% 6/15/48	8,000	8,452
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,999
Exxon Mobil Corp. 3.482% 3/19/30	160,000	181,404
Hess Corp. 4.3% 4/1/27	8,000	8,049
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,460
6.55% 9/15/40	65,000	81,838
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,697
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,803
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	12,000	11,613
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	18,000	16,996
4.5% 7/15/23	10,000	10,501
4.8% 2/15/29	6,000	6,542
4.875% 12/1/24	14,000	15,020
5.5% 2/15/49	17,000	19,246
Occidental Petroleum Corp.:
2.6% 8/13/21	12,000	11,556
2.7% 8/15/22	11,000	10,062
2.9% 8/15/24	35,000	27,825
3.2% 8/15/26	5,000	3,649
3.5% 8/15/29	104,000	69,940
4.3% 8/15/39	2,000	1,185
4.4% 8/15/49	92,000	54,510
5.55% 3/15/26	50,000	42,500
6.2% 3/15/40	10,000	6,825
6.6% 3/15/46	36,000	25,020
7.5% 5/1/31	40,000	32,800
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	53,000	50,509
6.9% 3/19/49	125,000	124,188
7.25% 3/17/44	110,000	113,949
Petroleos Mexicanos:
5.95% 1/28/31 (a)	130,000	105,138
6.35% 2/12/48	246,000	179,388
6.49% 1/23/27 (a)	20,000	17,575
6.5% 3/13/27	20,000	17,663
6.75% 9/21/47	210,000	163,013
6.84% 1/23/30 (a)	378,000	323,188
6.95% 1/28/60 (a)	88,000	67,232
7.69% 1/23/50 (a)	15,000	12,488
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,274
3.85% 4/9/25	5,000	5,502
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	188,897
3.6% 11/1/24	10,000	9,993
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,534
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	68,000	74,433
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	50,660
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	77,500
4.55% 6/24/24	70,000	75,886
5.75% 6/24/44	35,000	40,835
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	10,000	10,642
3.95% 5/15/50 (a)	33,000	35,023
Valero Energy Corp.:
2.7% 4/15/23	15,000	15,520
2.85% 4/15/25	9,000	9,462
Western Gas Partners LP:
4.65% 7/1/26	35,000	32,645
4.75% 8/15/28	6,000	5,430
Williams Partners LP 4.3% 3/4/24	100,000	107,529
		3,440,262
FINANCIALS - 15.8%
Banks - 6.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	119,120
3.5% 4/19/26	160,000	177,300
3.705% 4/24/28 (b)	29,000	31,927
3.974% 2/7/30 (b)	325,000	369,120
Barclays PLC:
2.852% 5/7/26 (b)	200,000	204,896
4.375% 1/12/26	200,000	219,968
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,667
3.352% 4/24/25 (b)	36,000	38,298
4.3% 11/20/26	9,000	10,017
4.4% 6/10/25	81,000	89,598
4.412% 3/31/31 (b)	108,000	124,387
4.45% 9/29/27	393,000	436,905
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	265,394
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	145,541
2.956% 5/13/31 (b)	37,000	38,091
3.797% 7/23/24 (b)	35,000	37,611
4.452% 12/5/29 (b)	300,000	350,188
4.493% 3/24/31 (b)	100,000	118,769
Regions Financial Corp. 2.25% 5/18/25	57,000	58,069
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	40,000	40,942
5.125% 5/28/24	165,000	177,521
6% 12/19/23	175,000	192,811
6.1% 6/10/23	150,000	163,794
6.125% 12/15/22	80,000	86,360
Royal Bank of Scotland PLC 2.375% 5/21/23 (a)	200,000	201,715
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	47,213
4.478% 4/4/31 (b)	149,000	174,070
5.013% 4/4/51 (b)	214,000	281,560
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	29,036
		4,253,888
Capital Markets - 3.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,672
Ares Capital Corp. 4.2% 6/10/24	63,000	60,275
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	100,086
4.1% 1/13/26	100,000	101,724
5% 2/14/22	48,000	49,494
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,693
3.2% 2/23/23	35,000	36,805
3.691% 6/5/28 (b)	170,000	185,778
3.75% 5/22/25	50,000	54,449
3.8% 3/15/30	180,000	198,994
3.814% 4/23/29 (b)	75,000	82,913
6.75% 10/1/37	113,000	156,269
Moody's Corp.:
3.25% 1/15/28	10,000	11,033
3.75% 3/24/25	52,000	57,990
4.875% 2/15/24	9,000	10,104
Morgan Stanley:
3.125% 7/27/26	271,000	293,595
3.622% 4/1/31 (b)	102,000	113,254
3.737% 4/24/24 (b)	115,000	122,775
4.431% 1/23/30 (b)	197,000	230,482
5% 11/24/25	35,000	40,277
5.75% 1/25/21	150,000	154,958
State Street Corp.:
2.825% 3/30/23 (a)(b)	7,000	7,238
2.901% 3/30/26 (a)(b)	7,000	7,524
		2,273,382
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	124,380
4.45% 4/3/26	150,000	124,586
Ally Financial, Inc.:
5.125% 9/30/24	21,000	21,853
5.8% 5/1/25	49,000	53,568
8% 11/1/31	23,000	29,023
Capital One Financial Corp.:
2.6% 5/11/23	64,000	65,718
3.65% 5/11/27	116,000	121,039
3.8% 1/31/28	22,000	23,111
Discover Financial Services:
3.95% 11/6/24	80,000	84,742
4.1% 2/9/27	76,000	78,811
4.5% 1/30/26	74,000	79,254
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	188,000
5.584% 3/18/24	200,000	198,940
Synchrony Financial:
2.85% 7/25/22	11,000	10,796
3.95% 12/1/27	217,000	207,554
4.375% 3/19/24	13,000	13,120
5.15% 3/19/29	50,000	51,160
Toyota Motor Credit Corp.:
2.9% 3/30/23	79,000	83,117
3% 4/1/25	72,000	78,297
3.375% 4/1/30	23,000	25,813
		1,662,882
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,335
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	34,631
3.85% 2/1/25	85,000	85,268
4.125% 5/15/29	37,000	35,735
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	124,551
Pine Str Trust Ii 5.568% 2/15/49 (a)	100,000	106,064
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	106,900
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,424
		511,908
Insurance - 2.1%
AFLAC, Inc. 3.6% 4/1/30	24,000	27,709
AIA Group Ltd. 3.375% 4/7/30 (a)	200,000	215,385
American International Group, Inc.:
2.5% 6/30/25	100,000	103,438
3.4% 6/30/30	100,000	104,934
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	102,132
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	21,000	21,272
4.375% 3/15/29	20,000	23,609
4.9% 3/15/49	18,000	23,986
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	195,000	194,031
New York Life Insurance Co. 3.75% 5/15/50 (a)	16,000	17,966
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	53,254
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	46,350
Progressive Corp. 3.2% 3/26/30	9,000	10,104
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	34,000	34,764
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	87,987
Unum Group:
3.875% 11/5/25	175,000	176,019
4% 6/15/29	31,000	30,644
4.5% 3/15/25	60,000	62,318
		1,335,902

TOTAL FINANCIALS		10,037,962

HEALTH CARE - 2.3%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22 (a)	40,000	41,618
Health Care Providers & Services - 1.8%
Centene Corp.:
3.375% 2/15/30	35,000	35,245
4.25% 12/15/27	35,000	36,562
4.625% 12/15/29	55,000	59,208
4.75% 1/15/25	30,000	30,975
Cigna Corp.:
3.75% 7/15/23	18,000	19,585
4.125% 11/15/25	43,000	48,994
4.375% 10/15/28	133,000	156,088
4.8% 8/15/38	21,000	26,193
4.9% 12/15/48	21,000	27,693
CVS Health Corp.:
3% 8/15/26	5,000	5,461
3.25% 8/15/29	11,000	11,893
3.625% 4/1/27	18,000	19,756
3.75% 4/1/30	35,000	39,171
4.1% 3/25/25	61,000	68,173
4.125% 4/1/40	24,000	27,687
4.25% 4/1/50	7,000	8,207
4.3% 3/25/28	214,000	244,010
4.78% 3/25/38	29,000	35,310
5.05% 3/25/48	82,000	105,276
Toledo Hospital:
5.325% 11/15/28	12,000	12,521
6.015% 11/15/48	51,000	54,434
UnitedHealth Group, Inc.:
2.75% 5/15/40	17,000	17,667
2.9% 5/15/50	16,000	16,619
3.125% 5/15/60	50,000	52,627
		1,159,355
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	31,000	35,239
4.497% 3/25/30	16,000	19,550
		54,789
Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	5,000	5,088
5.022% 8/28/23 (b)	18,000	19,008
5.65% 8/28/28 (b)	7,000	7,735
Mylan NV:
3.15% 6/15/21	50,000	50,920
3.95% 6/15/26	20,000	21,761
4.55% 4/15/28	20,000	22,457
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	56,101
Zoetis, Inc. 3.45% 11/13/20	15,000	15,137
		198,207

TOTAL HEALTH CARE		1,453,969

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	43,245
The Boeing Co.:
5.04% 5/1/27	31,000	32,912
5.15% 5/1/30	31,000	33,103
5.705% 5/1/40	30,000	32,837
5.93% 5/1/60	30,000	34,729
		176,826
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	5,000	5,397
3.05% 4/15/30	4,000	4,464
3.7% 4/15/50	5,000	6,029
		15,890
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	9,000	9,759
3.1% 4/15/30	24,000	26,951
3.75% 4/15/50	7,000	8,445
		45,155
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	22,968
3.625% 5/1/22 (a)	10,000	8,898
3.95% 7/1/24 (a)	13,000	10,727
4.375% 5/1/26 (a)	10,000	7,815
CSX Corp. 3.8% 4/15/50	14,000	16,268
		66,676
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	10,000	9,327
3.875% 7/3/23	38,000	35,813
4.25% 2/1/24	29,000	27,205
International Lease Finance Corp. 5.875% 8/15/22	100,000	97,006
		169,351

TOTAL INDUSTRIALS		473,898

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	107,370
5.85% 7/15/25 (a)	13,000	14,550
6.02% 6/15/26 (a)	25,000	28,237
6.1% 7/15/27 (a)	23,000	25,833
6.2% 7/15/30 (a)	20,000	22,773
		198,763
IT Services - 0.1%
MasterCard, Inc.:
3.3% 3/26/27	7,000	7,938
3.35% 3/26/30	10,000	11,575
3.85% 3/26/50	9,000	11,409
		30,922
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	61,000	62,454
NVIDIA Corp.:
2.85% 4/1/30	20,000	21,975
3.5% 4/1/40	22,000	25,193
3.5% 4/1/50	44,000	49,957
3.7% 4/1/60	9,000	10,618
		170,197
Software - 0.8%
Oracle Corp.:
2.5% 4/1/25	69,000	73,340
2.8% 4/1/27	69,000	74,818
2.95% 4/1/30	100,000	109,723
3.6% 4/1/40	70,000	77,403
3.6% 4/1/50	70,000	77,984
3.85% 4/1/60	100,000	114,238
		527,506

TOTAL INFORMATION TECHNOLOGY		927,388

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	65,933
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	50,973
Boston Properties, Inc.:
3.25% 1/30/31	34,000	35,604
4.5% 12/1/28	19,000	21,856
Corporate Office Properties LP 5.25% 2/15/24	157,000	165,626
Duke Realty LP 3.625% 4/15/23	50,000	51,940
HCP, Inc.:
3.25% 7/15/26	4,000	4,064
3.5% 7/15/29	5,000	5,076
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	9,504
3.5% 8/1/26	10,000	10,295
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	55,356
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	154,000	140,838
4.375% 8/1/23	165,000	166,135
4.5% 1/15/25	6,000	6,059
4.75% 1/15/28	59,000	58,062
Simon Property Group LP 2.45% 9/13/29	14,000	12,857
Store Capital Corp. 4.625% 3/15/29	9,000	8,371
Ventas Realty LP:
3% 1/15/30	59,000	54,530
3.5% 2/1/25	65,000	64,703
4% 3/1/28	11,000	10,868
4.75% 11/15/30	100,000	104,060
WP Carey, Inc.:
4% 2/1/25	28,000	28,619
4.6% 4/1/24	50,000	52,914
		1,118,310
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	104,491
3.95% 11/15/27	24,000	23,849
4.1% 10/1/24	6,000	6,134
4.55% 10/1/29	10,000	10,075
Digital Realty Trust LP 4.75% 10/1/25	45,000	50,149
Mack-Cali Realty LP 3.15% 5/15/23	50,000	43,000
Tanger Properties LP 3.875% 12/1/23	140,000	130,240
		367,938

TOTAL REAL ESTATE		1,486,248

UTILITIES - 1.7%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	226,000	223,660
Duke Energy Corp. 2.45% 6/1/30	24,000	24,713
Edison International 5.75% 6/15/27	100,000	112,905
Entergy Corp.:
2.8% 6/15/30	25,000	25,998
3.75% 6/15/50	22,000	23,926
Exelon Corp.:
4.05% 4/15/30	18,000	20,703
4.7% 4/15/50	8,000	9,977
FirstEnergy Corp.:
4.25% 3/15/23	45,000	48,594
7.375% 11/15/31	77,000	112,889
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,554
		613,919
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	53,000	54,458
The AES Corp.:
3.3% 7/15/25 (a)	75,000	76,146
3.95% 7/15/30 (a)	66,000	66,261
		196,865
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	10,000	11,497
4.05% 4/15/25 (a)	126,000	142,132
4.25% 10/15/50 (a)	6,000	7,527
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	8,000	8,935
3.95% 4/1/50	14,000	16,360
NiSource, Inc. 2.95% 9/1/29	65,000	69,779
Puget Energy, Inc. 4.1% 6/15/30 (a)	29,000	30,723
		286,953

TOTAL UTILITIES		1,097,737

TOTAL NONCONVERTIBLE BONDS
(Cost $23,467,079)		24,350,690

U.S. Government and Government Agency Obligations - 16.9%
U.S. Treasury Inflation-Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$250,000	$335,118
1% 2/15/49	196,500	264,717
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	720,000	747,009
0.125% 1/15/30	100,000	106,548
0.25% 7/15/29	495,000	536,506
0.25% 2/15/50	150,000	165,290
0.375% 1/15/27	355,000	402,192
0.375% 7/15/27	420,000	474,021
0.625% 1/15/26	140,000	161,914
0.75% 7/15/28	200,000	228,003
0.875% 1/15/29	653,200	748,023

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		4,169,341

U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
2.875% 5/15/49	894,000	1,206,468
3% 2/15/49	922,000	1,269,712
U.S. Treasury Notes:
0.375% 4/30/25	987,000	990,354
1.75% 12/31/24	880,000	938,644
2.375% 4/30/26	608,000	677,659
2.5% 2/28/26	731,000	818,206
2.75% 2/28/25	582,000	649,066

TOTAL U.S. TREASURY OBLIGATIONS		6,550,109

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,624,000)		10,719,450

U.S. Government Agency - Mortgage Securities - 6.9%
Fannie Mae - 0.0%
4.5% 1/1/49	14,024	15,143
Freddie Mac - 0.1%
4% 9/1/48 (d)(e)	54,472	58,085
Uniform Mortgage Backed Securities - 6.8%
2.5% 6/1/35 (f)	600,000	627,797
2.5% 6/1/35 (f)	100,000	104,633
2.5% 6/1/35 (f)	100,000	104,633
2.5% 6/1/35 (f)	400,000	418,531
2.5% 7/1/35 (f)	200,000	208,945
2.5% 6/1/50 (f)	100,000	103,730
2.5% 6/1/50 (f)	50,000	51,865
2.5% 6/1/50 (f)	50,000	51,865
2.5% 6/1/50 (f)	50,000	51,865
2.5% 6/1/50 (f)	100,000	103,730
2.5% 6/1/50 (f)	100,000	103,730
2.5% 6/1/50 (f)	50,000	51,865
2.5% 7/1/50 (f)	150,000	155,150
3% 6/1/50 (f)	100,000	105,188
3% 6/1/50 (f)	50,000	52,594
3% 6/1/50 (f)	50,000	52,594
3% 6/1/50 (f)	50,000	52,594
3% 6/1/50 (f)	50,000	52,594
3% 6/1/50 (f)	100,000	105,188
3% 6/1/50 (f)	100,000	105,188
3% 6/1/50 (f)	100,000	105,188
3% 6/1/50 (f)	50,000	52,594
3% 6/1/50 (f)	100,000	105,188
3% 7/1/50 (f)	100,000	104,949
3% 7/1/50 (f)	150,000	157,424
3.5% 6/1/50 (f)	200,000	211,008
3.5% 6/1/50 (f)	150,000	158,256
3.5% 6/1/50 (f)	100,000	105,504
3.5% 6/1/50 (f)	525,000	553,896
3.5% 6/1/50 (f)	50,000	52,752
3.5% 6/1/50 (f)	50,000	52,752

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,323,790

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,389,729)		4,397,018

Asset-Backed Securities - 4.3%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$26,609	$22,032
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (a)(b)(c)	250,000	250,000
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	253,000	247,934
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	250,000	246,098
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	250,000	243,782
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	48,387	48,290
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,875	49,201
Class A2II, 4.03% 11/20/47 (a)	48,875	48,695
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	250,000	245,099
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	30,101
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	80,198	84,062
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	8,787	8,786
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	81,755	74,855
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	51,870	40,295
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	23,151	23,096
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	95,652	95,906
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	247,329	203,319
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	46,000	47,314
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.6043% 4/18/33 (a)(b)(c)	250,000	244,987
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	222,010	190,470
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	244,048	210,275
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	75,128	78,410
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	802	801
TOTAL ASSET-BACKED SECURITIES
(Cost $2,883,614)		2,733,808

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.2042% 1/25/37 (a)(b)	3,835	3,816
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	7,352	7,330
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	200,000	202,686
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $211,318)		213,832

Commercial Mortgage Securities - 2.4%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	98,331
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	100,000	96,743
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (a)(b)(c)	9,981	7,159
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (a)(b)(c)	70,000	66,490
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (a)(b)(c)	95,540	90,394
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	100,000	91,974
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	191,080	187,250
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	99,570	95,862
COMM Mortgage Trust Series 2014-CR17 Class XA, 0.9718% 5/10/47 (b)(g)	76,548	2,368
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	100,000	97,682
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (a)(b)(c)	100,000	96,742
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (a)(b)(c)	100,000	95,739
Series 2018-SITE Class D, 4.782% 4/15/36 (a)(b)	100,000	89,616
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.4336% 12/15/30 (a)(b)(c)	76,000	62,972
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	9,938
Class EFX, 5.5422% 7/5/33 (a)	10,000	9,650
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 8/15/33 (a)(b)(c)	23,000	21,613
Class C, 1 month U.S. LIBOR + 1.500% 1.6836% 8/15/33 (a)(b)(c)	56,000	51,405
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	50,000	47,866
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	61,811
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	12,692
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	10,000	9,409
Class C, 3.1771% 11/10/36 (a)	10,000	8,983
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	20,714
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	7,283	6,887
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(c)	50,000	43,576
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,599
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.0348% 8/15/47 (b)(g)	783,253	26,017
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,625,945)		1,521,482

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	147,326
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	120,538
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	79,653
TOTAL MUNICIPAL SECURITIES
(Cost $325,354)		347,517

Foreign Government and Government Agency Obligations - 1.5%
Argentine Republic 5.875% 1/11/28 (h)	$100,000	$36,250
Dominican Republic 5.95% 1/25/27 (a)	100,000	97,094
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	215,000	230,534
3.875% 4/16/50 (a)	15,000	17,081
Indonesian Republic 3.85% 10/15/30	200,000	220,750
State of Qatar:
3.75% 4/16/30 (a)	250,000	277,969
4.4% 4/16/50 (a)	50,000	59,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $938,682)		939,053

Supranational Obligations - 0.2%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,783)	100,000	101,150
	Shares	Value

Fixed-Income Funds - 31.7%
Fidelity Emerging Markets Debt Central Fund (i)	220,031	1,903,267
Fidelity Floating Rate Central Fund (i)	46,640	4,374,325
Fidelity Mortgage Backed Securities Central Fund (i)	71,986	8,148,805
Fidelity Specialized High Income Central Fund (i)	59,221	5,717,763
TOTAL FIXED-INCOME FUNDS
(Cost $20,224,866)		20,144,160

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.11% (j)
(Cost $2,194,036)	2,193,597	2,194,036

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	$3,020
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	2,465
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	1,685
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	932

TOTAL PUT OPTIONS			8,102

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	15,526
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	5,897
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	21,325
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	15,278

TOTAL CALL OPTIONS			58,026

TOTAL PURCHASED SWAPTIONS
(Cost $53,136)			66,128
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $66,037,542)			67,728,324
NET OTHER ASSETS (LIABILITIES) - (6.5)%			(4,123,799)
NET ASSETS - 100%			$63,604,525

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(200,000)	$(209,264)
2.5% 6/1/35	(100,000)	(104,633)
2.5% 6/1/35	(50,000)	(52,316)
2.5% 6/1/35	(50,000)	(52,316)
2.5% 6/1/35	(100,000)	(104,633)
2.5% 6/1/35	(100,000)	(104,633)
2.5% 6/1/35	(100,000)	(104,633)
2.5% 6/1/35	(100,000)	(104,633)
2.5% 6/1/35	(400,000)	(418,531)
2.5% 6/1/50	(150,000)	(155,596)
3% 6/1/50	(100,000)	(105,188)
3% 6/1/50	(50,000)	(52,594)
3% 6/1/50	(100,000)	(105,188)
3% 6/1/50	(100,000)	(105,188)
3% 6/1/50	(150,000)	(157,781)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(1,934,187)		$(1,937,127)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	$(15,372)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(560)

TOTAL PUT SWAPTIONS			(15,932)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	(11,224)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(6,993)

TOTAL CALL SWAPTIONS			(18,217)

TOTAL WRITTEN SWAPTIONS			$(34,149)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2020	$139,063	$(181)	$(181)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	Sept. 2020	883,375	(133)	(133)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Sept. 2020	251,250	(332)	(332)
TOTAL FUTURES CONTRACTS					$(646)

The notional amount of futures sold as a percentage of Net Assets is 2.0%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$300,000	$2,874	$(4)	$2,870
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	192	(4)	188
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	30,000	287	(394)	(107)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	479	(700)	(221)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,000	96	(127)	(31)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	10,000	96	(124)	(28)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	20,000	191	(96)	95
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000	96	(84)	12

TOTAL CREDIT DEFAULT SWAPS						$4,311	$(1,533)	$2,778

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2022	$600,000	$2,082	$0	$2,082
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	80,000	360	0	360
3-month LIBOR (3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	345,000	(3,481)	0	(3,481)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2050	10,000	(182)	0	(182)

TOTAL INTEREST RATE SWAPS							$(1,221)	$0	$(1,221)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,749,799 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,141.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $16,155.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Non-income producing - Security is in default.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,472
Fidelity Emerging Markets Debt Central Fund	73,986
Fidelity Floating Rate Central Fund	145,082
Fidelity Mortgage Backed Securities Central Fund	185,087
Fidelity Specialized High Income Central Fund	171,055
Total	$592,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$1,446,075	$590,326	$--	$--	$(133,134)	$1,903,267	0.1%
Fidelity Floating Rate Central Fund	2,616,405	1,974,686	--	--	(216,766)	4,374,325	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,573,408	4,185,082	4,955,000	124,872	220,443	8,148,805	0.3%
Fidelity Specialized High Income Central Fund	3,598,954	2,836,401	625,000	(5,865)	(86,727)	5,717,763	1.1%
Total	$16,234,842	$9,586,495	$5,580,000	$119,007	$(216,184)	$20,144,160

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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